Summary of significant accounting policies (Tables)	6 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of useful lives of property, plant and equipment

Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Category	Estimated useful lives
Office equipment	3 years